Segment Reporting - Property and equipment for the company's geographic operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRC
Segment Reporting
Revenues	$ 347,825	$ 473,941	$ 440,797
Property and equipment, net	376,585	303,204
Developed countries
Segment Reporting
Revenues	968,225	866,107	913,947
Middle East
Segment Reporting
Revenues	441,277	514,992	621,775
Southeast Asia and others
Segment Reporting
Revenues	510,543	556,476	$ 642,532
Singapore
Segment Reporting
Property and equipment, net	5,491	24,022
Others
Segment Reporting
Property and equipment, net	$ 8,605	$ 15,975